Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Line Of Credit
Line of Credit

5. Line of Credit

FastPay Credit Facility – On February 27, 2020, the Company entered into a financing and security agreement with FPP Finance LLC (“FastPay”), pursuant to which FastPay extended a $15,000,000 line of credit for working capital purposes secured by a first lien on all of the Company’s cash and accounts receivable and a second lien on all other assets. Borrowings under the facility bear interest at the LIBOR Rate plus 8.50% and have a final maturity of February 6, 2022. The balance outstanding as of June 30, 2021 and December 31, 2020 was $4,929,583 and $7,178,791, respectively. As of the date these condensed consolidated financial statements were issued or were available to be issued the balance outstanding was approximately $6,500,000.

14. Line of Credit

FastPay Credit Facility – On February 27, 2020, the Company entered into a financing and security agreement with FPP Finance LLC (“FastPay”), pursuant to which FastPay extended a $15,000,000 line of credit for working capital purposes secured by a first lien on all of the Company’s cash and accounts receivable and a second lien on all other assets. Borrowings under the facility bear interest at the LIBOR Rate plus 8.50% and have a final maturity of February 6, 2022. As of December 31, 2020, the balance outstanding under the FastPay facility was $7,178,791. As of the date these condensed consolidated financial statements were issued or were available to be issued the balance outstanding was approximately $6.5 million.

SallyPort Credit Facility – During November 2018, the Company entered into a factoring note agreement, with a $3,500,000 maximum facility limit, with Sallyport Commercial Finance, LLC (“Sallyport”) to increase working capital through accounts receivable factoring. The note provided for maximum borrowing up to 85% of the eligible accounts receivable (the “Advance Rate”) and the Company was permitted to adjust the amount advanced up or down at any time. The note was subject to a minimum monthly sales shortfall fee in the event the monthly sales volume is below $1,000,000. The note bore interest at the prime rate plus 4.00% (the “Interest Rate”) (8.75% as of December 31, 2019) and provided for a floor rate of 5.00% with a default rate of 3.00% plus the Interest Rate. In addition, the note provided for an initial factoring fee of 0.415% with an annual per day fee of $950. As of December 31, 2019, Sallyport collected accounts receivable in excess of the balance outstanding under the note, therefore, the Company was due $626,532 from Sallyport which was reflected within accounts receivable on the condensed consolidated balance sheet. Effective January 30, 2020, the Company’s factoring facility with Sallyport was closed and funds were no longer available for advance.